SCHEDULE OF TABLE REPRESENTING THE BREAKOUT OF THE OPERATING LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use assets	$ 3,912	$ 4,513	$ 5,709
Short-term operating lease liabilities	1,239	1,188	1,082
Long-term operating lease liabilities	2,890	3,541	4,694
Total operating lease liabilities	$ 4,129	$ 4,729	$ 5,776
Weighted average remaining lease term	3 years 1 month 6 days	3 years 7 months 6 days	4 years 7 months 6 days
Weighted average discount rate	5.20%	5.20%	5.20%